Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Treasury shares (Details) - DKK (kr)
kr / shares in Units, shares in Millions, kr in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in market value of treasury shares
Beginning of the year	kr 57,593	kr 51,839	kr 49,815
Purchase during the year	16,855	15,334	15,567
Balance at the end of the year	63,325	57,593	kr 51,839
Treasury shares
Changes in market value of treasury shares
Beginning of the year	18,613
Cancellation of treasury shares	(19,333)
Transfer regarding restricted stock units	(148)
Purchase during the year	16,855
Value adjustment	29
Balance at the end of the year	kr 16,016	kr 18,613
As % of share capital
Equity, As A Percentage Of Share Capital		2.00%
Equity, As A Percentage Of Share Capital, After Cancellation Of Treasury Shares	1.60%
B shares | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	48.1	55.8
Cancellation of treasury shares (in shares)	(50.0)	(50.0)
Transfer regarding restricted stock units (in shares)	(0.4)	(2.6)
Purchase during the year (in shares)	39.8	44.9
Value adjustment (in shares)	0.0	0.0
Holding at the end of the year (in shares)	37.5	48.1	55.8
Treasury shares [member]
Disclosure of classes of share capital [line items]
Value of shares (DKK per share)	kr 0.20	kr 0.20